SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In July 2019, the Company granted 33,333 shares of restricted common stock in relation to investor relation services.

In August 2019, the Company granted 200,000 shares of restricted common stock in relation to consulting services.

In August 2019, the Company granted 400,000 shares of restricted common stock in relation to consulting services.

In August 2019, the Company granted 33,333 shares of restricted common stock in relation to investor relation services.

In August 2019, the Company entered into an amendment (the “Amendment”) to the Employment Agreement, dated August 15, 2017, with Patrick White, the Chief Executive Officer of the Company (the “Employment Agreement”), which Employment Agreement automatically renewed on July 16, 2019, effective on August 15, 2019. Pursuant to the Amendment, the term was reduced to one year and Mr. White agreed to defer receipt of sums due him to improve the Company’s liquidity. Mr. White was due to receive $100,000 on August 15, 2019 representing deferred salary (the “Deferral Amount”) that he had previously agreed to defer over the two years of the initial term of his Employment Agreement. In the Amendment, Mr. White agreed to extend receipt of the Deferral Amount until August 15, 2020. In addition, he agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020. In connection with entering into the Amendment, the Company granted Mr. White 500,000 five-year fully vested incentive stock options under the Company’s 2017 Equity Incentive Plan exercisable at $0.14 per share.

In September 2019, the Company granted 33,333 shares of restricted common stock in relation to investor relation services.

On September 18, 2019, a Board Member provided his resignation as member of the Company’s Board of Directors, effective immediately. This resulted in a cancellation of 120,000 shares of common stock related to the portion of the unvested restricted stock awards granted to this director.

On September 19, 2019, we completed the closing of $600,000 of Debentures for gross proceeds of $540,000 after original issue discounts. As of the Effective Date, we entered into two substantially identical Securities Purchase Agreements with two Purchasers, which provided for the issuance of up to an aggregate of $1.2 million in principal amount of Debentures of which the first tranche of $600,000 have been issued. The Securities Purchase Agreements provided for the issuance of the Debentures due one year from the dates of issuance in two $600,000 tranches: the first tranche as described above, and the second tranche, at the discretion of the Purchasers and us, to occur any time after November 17, 2019. If, at any time after November 17, 2019, the Purchasers elect not to consummate the closing of the second tranche, then we may raise up to $600,000 from additional investors (including our affiliates) who will have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agree not to convert the securities received until the Purchasers in the first tranche have completely converted the Debentures or been fully repaid.

In connection with the Bridge Financing, each of the Purchasers received a commitment fee of $5,000 and 500,000 restricted shares (the “Commitment Shares”) of our common stock. The Representative served as placement agent for the Bridge Financing and received a cash fee of 8% of the gross proceeds received at each closing and is entitled to receive warrants for 5% of the total number of securities issued in connection with the Bridge Financing. These warrants will be exercisable at a price per share equal to 110% of the price of the securities paid by the Purchasers and will expire in five years. See “Underwriting — Other.”

The first tranche of the Debentures will mature on September 18, 2020, and may be redeemed by us prior to the maturity date as described below. All unpaid principal due and payable on the maturity date will be paid in the form of common stock. Any principal or interest that is due under each of the Debentures, which is not paid by the respective maturity date, will bear interest at the rate of 18% per annum until it is satisfied in full.

The Debentures are senior secured obligations of ours secured pursuant to the terms of security agreements dated as of September 18, 2019 (the “Security Agreements”) by all of the assets of us and our subsidiaries.

Each Purchaser is entitled, at any time, to convert all or any portion of the outstanding principal amount of its Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummate a public offering within 180 calendar days of the Effective Date, then the conversion price will be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issue in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the Debenture as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if we consummate a public offering of common stock which results in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we are obligated to repay the outstanding amounts owed under the Debentures, to the extent they are not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.

NOTE 12 – SUBSEQUENT EVENTS

In January 2019, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s Common Stock.

On February 27, 2019 three Board Members provided their resignations as members of the Company’s Board of Directors, effective March 1, 2019.

On March 5, 2019 the Company appointed Mr. Eugene Robin to the Company’s Board of Directors.

On March 20, 2019 the Company granted three directors the option of each receiving 240,000 shares of restricted stock or 240,000 restricted units, either of which shall vest over a one-year period in equal increments from March 15, 2019. Each of the directors elected to receive restricted stock awards.

In March 2019, the Company appointed Dr. Arthur Laffer to its Board of Directors and granted 240,000 shares of restricted which shall vest over a one-year period in equal quarterly increments from March 15, 2019.

In March 2019, 20,000 shares of Series A Convertible Preferred Stock were converted into 400,000 shares of the Company’s Common Stock.